OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-current Assets
All figures in USD ‘000	2019	2018
Fixture, Furniture and Equipment	65	128
Right of Use Asset*	1,412	-
Other	57	83
Total as of December 31,	1,534	211
* relates to certain office lease contracts. Optional periods are not included in the calculation.